Provisions - Schedule of Changes in Provisions (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provisions [line items]
Balance at the beginning of the year	R$ 2,842,475	R$ 1,813,352
Business combination - Azul Conecta		1,688
Additions	(1,592,894)	(859,955)
Reversals	(970,811)
Payments	(392,911)
Write-offs/Payment		(497,844)
Interest incurred	237,740	291,637
Changes in assumptions		(655)
Effect of change in financial assumptions	(4,744)
Effect of plan experience	400
Transfers	0
Foreign currency exchange	195,346	374,342
Balance at the ending of the year	3,499,589	2,842,475
Current	977,103	853,810
Non-current	2,522,486	1,988,665
Provisions for return of aircraft and engines
Disclosure of provisions [line items]
Balance at the beginning of the year	1,336,186	904,095
Business combination - Azul Conecta		0
Additions	(790,727)	(304,594)
Reversals	0
Payments	(95,344)
Write-offs/Payment		(118,504)
Interest incurred	80,484	84,939
Changes in assumptions		0
Effect of change in financial assumptions	0
Effect of plan experience	0
Transfers	37,898
Foreign currency exchange	91,488	161,062
Balance at the ending of the year	2,241,439	1,336,186
Current	312,671
Non-current	1,928,768
Provision for tax, civil and labor risks
Disclosure of provisions [line items]
Balance at the beginning of the year	155,814	87,506
Business combination - Azul Conecta		1,688
Additions	(549,791)	(183,014)
Reversals	0
Payments	(146,623)
Write-offs/Payment		(116,394)
Interest incurred	0	0
Changes in assumptions		0
Effect of change in financial assumptions	0
Effect of plan experience	0
Transfers	0
Foreign currency exchange	0	0
Balance at the ending of the year	558,982	155,814
Current	146,623
Non-current	412,359
Provision for onerous liabilities
Disclosure of provisions [line items]
Balance at the beginning of the year	1,340,522	821,751
Business combination - Azul Conecta		0
Additions	(252,164)	(362,426)
Reversals	(970,811)
Payments	(150,944)
Write-offs/Payment	(188,842)	(262,946)
Interest incurred	156,516	206,011
Changes in assumptions		0
Effect of change in financial assumptions	0
Effect of plan experience	0
Transfers	(37,898)
Foreign currency exchange	103,858	213,280
Balance at the ending of the year	693,407	1,340,522
Current	517,809
Non-current	175,598
Provision for post-employment benefit
Disclosure of provisions [line items]
Balance at the beginning of the year	9,953	0
Business combination - Azul Conecta		0
Additions	(212)	(9,921)
Reversals	0
Payments	0
Write-offs/Payment		0
Interest incurred	740	687
Changes in assumptions		(655)
Effect of change in financial assumptions	(4,744)	(962)
Effect of plan experience	(400)	307
Transfers	0
Foreign currency exchange	0	0
Balance at the ending of the year	5,761	R$ 9,953
Current	0
Non-current	R$ 5,761